Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Parent Company Balance Sheets	Condensed parent company balance sheets:
	December 31, 2024	December 31, 2023
ASSETS:
Cash and cash equivalents	$6,108,783	$7,676,349
Due from intercompany and others	10,873,575	10,805,488
TOTAL CURRENT ASSETS	16,982,358	18,481,837
Other non-current assets	-	-
Investment in subsidiaries, VIE, and VIEs’ subsidiaries	190,134,908	180,681,532
TOTAL ASSETS	$207,117,266	$199,163,369
LIABILITIES
CURRENT LIABILITIES
Accrued expenses and other liabilities	$354,586	$364,498
TOTAL CURRENT LIABILITIES	354,586	364,498
Commitments and contingencies
Shareholders’ equity*
Class A common stock, $0.01 par value, 30,000,000 and 30,000,000 shares authorized, 4,725,096 and 4,017,596 shares issued and 4,538,358 and 3,952,198 shares outstanding as of December 31, 2024 and 2023 respectively.	47,251	40,176
Class B common stock, $0.01 par value, 1,000,000 shares authorized, no shares issued and outstanding.		-
Treasury shares, at cost	(1,253,012)	(261,592)
Additional paid-in capital	139,712,207	130,535,082
Retained earnings	72,517,990	68,395,637
Statutory reserve	13,229,313	11,564,250
Accumulated other comprehensive loss	(17,491,069)	(11,474,682)
Total shareholders’ equity	206,762,680	198,798,871
Total liabilities and shareholders’ equity	$207,117,266	$199,163,369

*	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.

Schedule of Condensed Statements of Comprehensive Income (Loss)	Condensed statements of comprehensive (loss) income
	For the year ended December 31,
	2024	2023	2022

Intercompany revenue		$-	$2,939,975
General and administrative	(9,953,175)	(474,664)	(1,421,470)
Other income (expense)	159,785	(67,815)	23,111
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	15,580,806	18,120,217	16,079,196
Net income	5,787,416	17,577,738	17,620,812
Foreign currency translation adjustment	(6,017,982)	(4,536,797)	(12,576,380)
Comprehensive (loss) income	(230,566)	13,040,941	5,044,432
Comprehensive loss attributable to non-controlling interests	1,595	65	6,231
Comprehensive income attributable to shareholders	$(228,971)	$13,041,006	$5,050,663

Schedule of Condensed Statement of Cash Flows	Condensed statement of cash flows
	For the year ended December 31,
	2024	2023	2022

Cash flows from operating activities:
Net income	$5,787,416	$17,577,738	$17,620,812
Adjustments to reconcile net income (loss) to net cash used in operating activities		-	-
Share of profit in subsidiaries, VIEs and VIEs’ subsidiaries	(15,580,806)	(18,120,217)	(16,079,196)
Shares-based compensation	9,184,200	31,808	310,630
Due from intercompany and others	-	-	(4,000,000)
Net cash used in operating activities	(609,190)	(510,671)	(2,147,754)

Cash flows from investing activity:
Payments made for investment in subsidiaries	97,124	(6,969,429)	(40,202,189)
Net cash provided by (used in) investing activities	97,124	(6,969,429)	(40,202,189)

Cash flows from financing activities:
Repayment of related party loans	-	(8,028,965)	(2,500,000)
Purchase of treasury shares	(1,055,500)	94,252	(355,844)
Net cash used in financing activities	(1,055,500)	(7,934,713)	(2,855,844)
Net (decrease) increase in cash and cash equivalents	(1,567,566)	(15,414,813)	(45,205,787)
Cash and cash equivalents at beginning of the year	7,676,349	23,091,162	68,296,949
Cash and cash equivalents at end of the year	$6,108,783	$7,676,349	$23,091,162